Cover	Jun. 05, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 05, 2020
Entity File Number	0-19848
Entity Registrant Name	FOSSIL GROUP, INC.
Entity Central Index Key	0000883569
Entity Tax Identification Number	75-2018505
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	901 S. Central Expressway
Entity Address, City or Town	Richardson
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75080
City Area Code	972
Local Phone Number	234-2525
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	FOSL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false